Convertible loan (Details Narrative)	Dec. 31, 2022 USD ($) shares		Dec. 31, 2022 GBP (£) shares		Nov. 24, 2022 shares	Nov. 15, 2022 shares	Aug. 09, 2022 USD ($) $ / shares shares	Aug. 09, 2022 GBP (£) shares	Feb. 10, 2022 USD ($) shares	Feb. 10, 2022 GBP (£) shares	Dec. 31, 2021 shares	[1]	Aug. 25, 2020 shares
IfrsStatementLineItems [Line Items]
Face value, interest rate									74.00%	74.00%
Notes and debentures issued	$ 14,228,245		£ 10,506,174				$ 800,000	£ 600,000	$ 13,447,012	£ 9,861,405
Ordinar shares issued | shares	1,744,913	[1]	1,744,913	[1]	3	21	11,678	11,678	63,280	63,280	390,952		15,891
Interest rate	5.00%		5.00%
Share price | $ / shares							$ 0.20
Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Ordinar shares issued | shares									126,560	126,560
Initial public offering [member]
IfrsStatementLineItems [Line Items]
Face value, interest rate									25.00%	25.00%
Coversion option [member]
IfrsStatementLineItems [Line Items]
Share price | $ / shares							$ 0.50

[1]	On November 18, 2022 the Company undertook a reverse share split such that fifty issued ordinary shares were exchanged for one new. As a result of the reverse share split, all references in these financial statements and accompanying notes to units of ordinary shares or per share amounts are reflective of the reverse share split for all periods presented.